Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost				¥ 3,475		¥ 3,475
Payments for computer systems under non-cancelable contracts		¥ 2,055	¥ 1,256	4,138	¥ 3,906
Estimated construction costs		142,224		142,224		128,449
Total unused credit and capital amount available		487,335		487,335		436,784
Guarantee Obligations Maximum Exposure		1,247,217		1,247,217		1,153,273
Guarantee Obligations Current Carrying Value		59,103		59,103		60,458
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program		2,424,888		2,424,888		2,121,074
Investment in securities pledged for primarily collateral deposits		147,873		147,873		147,428
Investments In Subsidaries Pledged		10,138		10,138		10,531
Provision for credit losses for off-balance sheet credit exposure reversal	[1]	225	¥ 468	868	¥ 2,369
Other Liabilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure		22,023		22,023		22,120
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt		92,239		92,239		74,334
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt		33,933		33,933		38,399
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure		473,961		473,961		436,414
Guarantee Obligations Current Carrying Value		5,018		5,018		4,895
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure		563,000		563,000		563,000
Guarantee Obligations Current Carrying Value		¥ 2,393		¥ 2,393		¥ 2,317

[1]	The allowance for off-balance sheet credit exposure were ¥22,120 million and ¥22,023 million as of March 31, 2022 and September 30, 2022, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities.”